Cover	9 Months Ended
Sep. 30, 2025
Entity Addresses [Line Items]
Document Type	S-1/A
Amendment Flag	true
Amendment Description	Amendment No. 1
Entity Registrant Name	Mangoceuticals, Inc.
Entity Central Index Key	0001938046
Entity Primary SIC Number	8099
Entity Tax Identification Number	87-3841292
Entity Incorporation, State or Country Code	TX
Entity Address, Address Line One	17130 N. Dallas Parkway
Entity Address, Address Line Two	Suite 240
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75248
City Area Code	(214)
Local Phone Number	242-9619
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	17130 N. Dallas Parkway
Entity Address, Address Line Two	Suite 240
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75248
City Area Code	(214)
Local Phone Number	242-9619
Contact Personnel Name	Jacob D. Cohen